GENERAL (Details Narrative)	6 Months Ended
Jun. 30, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Performance obligations	$ 1,189,442
Performance obligation recognized	$ 1,001,943